Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Opening Balance	$ 2,018	$ 2,199
Additions, net of reversals	1,072	540
Use of provision	(487)	(715)
Revaluation of existing proceedings and interest charges	273	150
Others	(2)	8
Translation adjustment	136	(164)
Closing Balance	$ 3,010	$ 2,018